Business Segment Information - Additional Information (Detail)	12 Months Ended
Mar. 31, 2018 JPY (¥)
Corporate and Eliminations
Segment Reporting Disclosure [Line Items]
Increase in corporate income	¥ 7.5
Imaging Products & Solutions
Segment Reporting Disclosure [Line Items]
Increase in allocated expenses	2,000,000,000
Semiconductors
Segment Reporting Disclosure [Line Items]
Increase in allocated expenses	¥ 3,200,000,000